LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of right of use assets and liabilities on condensed balance sheet

	December 31,	December 31,
(In thousands)	2024	2023
Right of use assets	$3,492	$2,392

Accrued and other current liabilities	$1,221	$728
Other liabilities	2,535	1,616
Total lease liabilities	$3,756	$2,344

Schedule of supplemental cash flow information

	Year Ended December 31,
(In thousands)	2024	2023	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	$798	$1,042	$1,157

Right of use assets obtained in exchange for lease obligations	$2,336	$518	$421
Increase of right of use assets from remeasurement	$—	$1,506	$—

Schedule of future undiscounted cash flows

(In thousands)
2025	$1,343
2026	1,237
2027	854
2028	340
2029	255
Thereafter	—
Total	4,029
Discount factor	(273)
Lease liability	3,756
Amounts due within 12 months	1,221
Non-current lease liability	$2,535